(13) Concentrations (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, net	$ 4,693,660	$ 2,032,738
Customer Concentration Risk
Revenue Generated from Major Customers, percent	59.00%	40.00%
Accounts receivable, net	$ 2,300,000	$ 381,000